Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Repurchases of common shares [member]	Stated share capital [member]	Stated share capital [member] Repurchases of common shares [member]	Contributed surplus [member]	Total capital [member]	Total capital [member] Repurchases of common shares [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Retained earnings [member] Repurchases of common shares [member]	Unrecognized gain (loss) on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]	Shareholders' equity [member]	Shareholders' equity [member] Preference shares [member]	Shareholders' equity [member] Number of common shares [member]	Shareholders' equity [member] Repurchases of common shares [member]	Non-controlling interests [member]
Balance (After IFRS 15 adoption [member]) at Dec. 31, 2017	$ 13,747				$ 9,306		$ 243	$ 9,549		$ 7,373				$ 16	$ (3,689)	$ (3,673)	$ 13,249				$ 498
Balance (Adjustments Due to Adoption of IFRS 15 [member]) at Dec. 31, 2017	172									172							172
Balance at Dec. 31, 2017	13,575				9,306		243	9,549		7,201				16	(3,689)	(3,673)	13,077				498
Statement [LineItems]
Net earnings	346									286							286				60
Dividends declared		$ (1)	$ (490)								$ (1)	$ (490)						$ (1)	$ (490)
Other comprehensive income (loss)	(107)									84				10	(201)	(191)	(107)
Shares issued under Dividend Reinvestment Plan ("DRIP")	15				15			15									15
Total comprehensive income (loss)	239									370				10	(201)	(191)	179				60
Repurchases of common shares				$ (373)		$ (123)			$ (123)				$ (250)							$ (373)
Change in ownership interest of subsidiary	24									27							27				(3)
Distributions to non-controlling interests	(35)																				(35)
Pre-defined share repurchase plan	(967)				(313)			(313)		(654)							(967)
Stock compensation plans	4				88		(84)	4									4
Balance at Jun. 30, 2018	12,163				8,973		159	9,132		6,375				26	(3,890)	(3,864)	$ 11,643				$ 520
Balance (Adjustments Due to Adoption of IFRS 16 [member]) at Dec. 31, 2018	11									11
Balance (After IFRS 16 adoption [member]) at Dec. 31, 2018	9,237				3,443		1,905	5,348		4,766				10	(887)	(877)
Balance at Dec. 31, 2018	9,226				3,443		1,905	5,348		4,755				10	(887)	(877)
Statement [LineItems]
Net earnings	305									305
Dividends declared		$ (2)	$ (361)								$ (2)	$ (361)
Other comprehensive income (loss)	19									2				(25)	42	17
Shares issued under Dividend Reinvestment Plan ("DRIP")	12				12			12
Total comprehensive income (loss)	324									307				(25)	42	17
Repurchases of common shares				$ (151)		$ (18)			$ (18)				$ (133)
Stock compensation plans	39				140		(101)	39
Balance at Jun. 30, 2019	$ 9,098				$ 3,577		$ 1,804	$ 5,381		$ 4,577				$ (15)	$ (845)	$ (860)